Share Based Compensation (Details) - Schedule of the changes in the RSUs - $ / shares		6 Months Ended	12 Months Ended
		Dec. 31, 2021	Jun. 30, 2022
Schedule of the Changes in the RSUs [Abstract]
Number of awarded and unvested as of July 1, 2021
Weighted average grant date fair awarded and unvested as of July 1, 2021
Number of Granted		1,709,310	1,709,310
Weighted average grant date fair granted			$ 1.67
Number of Cancelled/forfeited			(54,200)
Weighted average grant date fair cancelled/forfeited			$ 1.67
Number of Vested	[1]		(1,655,110)
Weighted average grant date fair vested	[1]		$ 1.67
Number of Awarded and unvested as of June 30, 2022
Weighted average grant date fair awarded and unvested as of June 30, 2022
Number of Expected to vest as of June 30, 2022
Weighted average grant date fair expected to vest as of June 30, 2022

[1]	As of June 30, 2022, the Company has not issued ordinary shares of 1,709,310 for the vested RSUs, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The Company expects to issue these ordinary shares in December 2022. The recipient does not have voting right before the shares were issued.